OTHER LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER LIABILITIES
Defined benefit plans	$ 153.9	$ 136.9
Deferred revenues	14.6	17.4
Stock-based compensation	12.2	8.3
Other	32.6	32.4
Total other liabilities	213.3	195.0	$ 202.8
Stock-based compensation	$ 18.9	$ 19.8